Share capital and Pre-Funded Warrants	12 Months Ended
Dec. 31, 2025
Share capital and Pre-Funded Warrants
Share capital and Pre-Funded Warrants

8.Share capital and Pre-Funded Warrants

Authorized

The authorized share capital of the Company consists of an unlimited number of Common Shares.

Loss per share

Loss per share is calculated using the weighted average number of shares outstanding.

On January 27, 2026, the Company completed a twelve-for-one share consolidation of its issued and outstanding Common Shares. In accordance with IFRS Accounting Standards, the weighted average number of Common Shares outstanding and basic and diluted net loss per  Common Share for all years presented has been adjusted retrospectively to reflect the consolidation.

The effect of any potential exercise of the Company’s potentially dilutive securities outstanding during the year has been excluded from the calculation of diluted loss per share as it would be anti-dilutive.

Share Capital (Issued and Outstanding)

As noted above, the Company completed a twelve-for-one consolidation of its issued and outstanding Common Shares on January 27, 2026. As a result of the share consolidation, the 185,507,153 Common Shares issued and outstanding at December 31, 2025, were consolidated to 15,458,903 Common Shares outstanding. Any quantities relating to these instruments or any per unit price such as exercise prices disclosed throughout these consolidated financial statements have not been retrospectively adjusted for the share consolidation except for the weighted average number of shares outstanding used in the calculation of basic and diluted net loss per Common Share.

The effect of the share consolidation on the issued and outstanding number of Common Shares, Pre-Funded Warrants, and stock options outstanding at December 31, 2025, is as follows:

	Balance Before	Balance After
	Share Consolidation	Share Consolidation
Common Shares	185,507,153	15,458,903
Pre-Funded Warrants	37,916,940	3,159,743
Stock Options	26,436,082	2,202,960

Pursuant to the terms of the Company’s stock option plan, the number of stock options outstanding and their exercise prices will be adjusted to reflect the consolidation, such that the total value of each stock option is preserved. These adjustments are prospective and do not affect the balances reported in the stock option continuity table as at December 31, 2025, which is presented on a pre-consolidation basis, see note 10.

December 2024 Equity Offering

On December 20, 2024, the Company completed a public offering (the “December Equity Offering”), issuing 51,420,000 Common Shares at CA$0.90 per common share and 11,865,000 Pre-Funded Warrants with no expiry date and an exercise price of CA$0.00001 for CA$0.89999 per Pre-Funded Warrant for gross proceeds of $40,000.

The costs associated with the December Equity Offering were $3,100, including cash costs for commissions to the agents of approximately $2,781, professional fees and regulatory costs of $245, and accrued professional and regulatory fees of $74.

Pre-Funded Warrants

The following is a summary of changes in Pre-Funded Warrants:

	Year ended,		Year ended,
	December 31, 2025		December 31, 2024
	Number of	Weighted	Number of	Weighted
	Pre-Funded	average	Pre-Funded	average
	Warrants	exercise price	Warrants	Exercise price
Outstanding, beginning of year	51,567,780	CA$0.00001	39,702,780	CA$0.00001
Exercised	(13,650,840)	CA$0.00001	—	—
Issued	—	—	11,865,000	CA$0.00001
Outstanding, end of year	37,916,940	CA$0.00001	51,567,780	CA$0.00001

Each Pre-Funded Warrant entitles the holder to acquire one common share at a nominal exercise price, and do not expire. Holders of Pre-Funded Warrants are entitled to participate in dividends and other distributions on an as-exercised basis in accordance with their terms.